Stock-based Payments - Summary of RSU Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-IPO stock-based compensation	$ 63,400,000	$ 27,100,000	$ 23,200,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-IPO stock-based compensation	64.7	29,600,000	22,200,000
Unrecognized compensation expense related to RSUs	66,800,000
Time-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-IPO stock-based compensation	43,800,000	20,000,000	18,200,000
Unrecognized compensation expense related to RSUs	66,000,000
Co-Investment RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-IPO stock-based compensation	600,000	1,500,000	2,200,000
Unrecognized compensation expense related to RSUs	500,000
Performance-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-IPO stock-based compensation	15,400,000	0	0
Unrecognized compensation expense related to RSUs	300,000
Restricted Stock Units (RSUs), Equity Classification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-IPO stock-based compensation	59,800,000	21.5	20,400,000
Unrecognized compensation expense related to RSUs	66,800,000
Restricted Stock Units (RSUs), Liability Classification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-IPO stock-based compensation	4,900,000	$ 8,100,000	$ 1,800,000
Unrecognized compensation expense related to RSUs	$ 0